Offerings - Offering: 1	Jun. 16, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 24,774,816
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,793.02
Offering Note
Fee Note # (see instructions)	Fee Note text (10,000-character limit)
The filing fee is calculated in accordance with 457(o) of the Securities Act of 1933, as amended.